Other Assets and Liabilities (Major Components of Other Assets and Liabilities) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Other assets:
Receivables from brokers, dealers and customers for securities transactions	¥ 942,423	¥ 754,483
Accounts receivable: Other	1,994,067	1,794,983
Investments in equity method investees	4,113,431	3,482,292
Prepaid benefit cost (Note 13)	1,986,760	1,335,369
Cash collateral pledged for derivative transactions (Note 9)	3,168,071	2,585,837
Cash collateral for the use of Bank of Japan’s settlement infrastructure	933,000	933,000
Accrued interest	736,802	500,506
Deferred tax assets (Note 8)	139,051	182,388
Right-of-use assets of operating leases (Note 7)	234,386	227,112
Other	6,150,155	5,659,034
Total	20,398,146	17,455,004
Other liabilities:
Payables to brokers, dealers and customers for securities transactions	1,592,580	2,062,782
Other	1,838,202	1,920,945
Obligations to return securities received as collateral (Notes 15, 16 and 31)	7,222,768	6,891,545
Accrued interest	560,260	385,921
Deferred tax liabilities (Note 8)	609,854	208,610
Allowance for off-balance sheet credit instruments	177,281	143,770
Accrued benefit cost (Note 13)	105,067	89,092
Guarantees and indemnifications	67,213	54,359
Cash collateral received for derivative transactions (Note 9)	1,397,315	1,318,338
Obligations under operating leases (Note 7)	328,559	337,391
Accrued and other liabilities	4,084,272	3,934,453
Total	17,983,371	17,347,206
Card | Total Past Due
Other assets:
Accounts receivable: Other	8,164	6,849
Card | 1-3 months
Other assets:
Accounts receivable: Other	3,866	3,173
Card | Greater Than 3 months
Other assets:
Accounts receivable: Other	¥ 4,298	¥ 3,676